Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 385.7	SFr 282.9
Due in less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	15.8	6.6
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	145.4	92.1
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 224.5	SFr 184.2